Nature of Business and basis of Presentation (Details Narrative)	Jul. 13, 2017 shares
Share Distribution [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued	600,000
Finger Motion Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued	12,000,000